Property and Equipment (Tables) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended
Jun. 30, 2018
Schedule of Property and Equipment

Property and equipment consisted of the following at December 31:

	Estimated Useful Life in	December 31		June 30
	Years	2017	2016	2018
				(unaudited)

Land and Building	40	$-	$-	$1,175,000
Leasehold improvements	Shorter of asset or lease term	254,515	-	1,186,730
Medical equipment	5	242,899	-	606,896
Construction in Progress		-	-	355,463
Physical therapy equipment	5	90,337	-	170,173
Office furniture and fixtures	5	2,431	-	34,887
Computers	3	9,539	-	17,869
Office equipment	5	-	-	16,336
Signs	5	-	-	13,412
Chiropractic equipment	5	8,965	-	8,965
Vehicles	3	-	-	2,250
Total property and equipment		608,686	-	3,587,981
Less: accumulated depreciation		(65,895)	-	(142,191)
Total property and equipment, net		$542,791	$-	$3,445,790

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Schedule of Property and Equipment

Property and equipment consisted of the following at December 31:

	Estimated	December 31		June 30
	Useful Life in Years	2017	2016	2018
				(unaudited)

Leasehold improvements	Shorter of asset or lease term	$47,597	$47,597	$47,597
Medical equipment	5	245,214	245,214	245,214
Office furniture and fixtures	7	26,476	26,476	26,476
Computers	1.5	32,726	32,726	32,726
Vehicles	5	63,067	63,067	63,067
Total property and equipment		415,080	415,080	415,080
Less: accumulated depreciation		(386,510)	(368,580)	(394,058)
Property and equipment, net		$28,570	$46,500	$21,022